Loans (Tables)	12 Months Ended
Jun. 30, 2019
Receivables [Abstract]
Schedule of loan portfolio
(in thousands)	2019	2018

Residential real estate
One- to four-family	$216,066	$206,908
Multi-family	15,928	15,113
Construction	3,757	2,919
Land	852	677
Farm	3,157	2,295
Nonresidential real estate	30,419	32,413
Commercial and industrial	2,075	1,917
Consumer and other
Loans on deposits	1,415	1,470
Home equity	8,214	7,603
Automobile	91	63
Unsecured	451	508
	282,425	271,886

Allowance for loan losses	(1,456)	(1,576)
	$280,969	$270,310

Schedule of allowance for loan losses and the recorded investment in loans by portfolio

June 30, 2019:

(in thousands)	Loans individually evaluated	Loans acquired with deteriorated credit quality*	Ending loans balance	Ending allowance attributed to loans	Unallocated allowance	Total allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$3,837	$949	$4,786	$--	$--	$--
Multi-family	685	--	685	--	--	--
Farm	309	--	309	--	--	--
Nonresidential real estate	683	--	683	--	--	--
	5,514	949	6,463	--	--	--

Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family			$210,595	$685	$--	$685
Multi-family			15,928	200	--	200
Construction			3,757	6	--	6
Land			852	1	--	1
Farm			2,848	6	--	6
Nonresidential real estate			29,736	336	--	336
Commercial and industrial			2,075	5	--	5
Consumer and other
Loans on deposits			1,415	3	--	3
Home equity			8,214	14	--	14
Automobile			91	--	--	--
Unsecured			451	--	--	--
Unallocated			--	--	200	200
			275,962	1,256	200	1,456
			$282,425	$1,256	$200	$1,456

*	These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.

June 30, 2018:

(in thousands)	Loans individually evaluated	Loans acquired with deteriorated credit quality*	Ending loans balance	Ending allowance attributed to loans	Unallocated allowance	Total allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$2,977	$1,138	$4,115	$--	$--	$--
Farm	310	--	310	--	--	--
Nonresidential real estate	122	--	122	--	--	--
	3,409	1,138	4,547	--	--	--
Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family
Multi-family			$202,793	$795	$--	$795
Construction			15,113	225	--	225
Land			2,919	8	--	8
Farm			677	1	--	1
Nonresidential real estate			1,985	6	--	6
Commercial and industrial			32,291	321	--	321
Consumer and other			1,917	3	--	3
Loans on deposits
Home equity			1,470	3	--	3
Automobile			7,603	13	--	13
Unsecured			63	--	--	--
Unallocated			508	1	--	1
			--	--	200	200
			267,339	1,376	200	1,576
			$271,886	$1,376	$200	$1,576

*	These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.

Schedule of impaired loans by class of loans

June 30, 2019:

(in thousands)	Unpaid Principal Balance and Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Income Recognized

With no related allowance recorded:
Residential real estate:
One- to four-family	$4,786	$--	$4,449	$226	$226
Multi-family	685	--	343	26	26
Farm	309	--	310	--	--
Nonresidential real estate	683	--	403	7	7
Total	$6,463	$--	$5,505	$259	$259

June 30, 2018:

(in thousands)	Unpaid Principal Balance and Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Income Recognized

With no related allowance recorded:
Residential real estate:
One- to four-family	$4,115	$--	$4,507	$97	$71
Farm	310	--	310	--	--
Nonresidential real estate	122	--	122	--	--
Total	$4,547	$--	$4,939	$97	$71

Schedule of recorded investment in nonaccrual and loans
	June 30, 2019		June 30, 2018
(in thousands)	Nonaccrual	Loans Past Due Over 90 Days Still Accruing	Nonaccrual	Loans Past Due Over 90 Days Still Accruing

Residential real estate:
One- to four-family	$4,545	$1,747	$4,210	$2,419
Multi-family	685	--	--	--
Farm	309	--	310	--
Nonresidential real estate	683	49	708	--
Commercial and industrial	1	--	7	--
Consumer	9	--	11	--
	$6,232	$1,796	$5,246	$2,419

Schedule of loans acquired with deteriorated credit quality

June 30, 2019:

(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate:
One-to four-family	$4,021	$3,479	$7,500	$208,566	$216,066
Multi-family	--	248	248	15,680	15,928
Construction	753	--	753	3,004	3,757
Land	--	--	--	852	852
Farm	2	--	2	3,155	3,157
Nonresidential real estate	362	49	411	30,008	30,419
Commercial and industrial	--	--	--	2,075	2,075
Consumer and other:
Loans on deposits	--	--	--	1,415	1,415
Home equity	38	--	38	8,176	8,214
Automobile	8	--	8	83	91
Unsecured	--	--	--	451	451
Total	$5,184	$3,776	$8,960	$273,465	$282,425

June 30, 2018:

(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate:
One-to four-family	$3,182	$4,051	$7,233	$199,675	$206,908
Multi-family	792	--	792	14,321	15,113
Construction	--	--	--	2,919	2,919
Land	--	--	--	677	677
Farm	--	--	--	2,295	2,295
Nonresidential real estate	--	269	269	32,144	32,413
Commercial and industrial	--	--	--	1,917	1,917
Consumer and other:
Loans on deposits	--	--	--	1,470	1,470
Home equity	9	5	14	7,589	7,603
Automobile	--	--	--	63	63
Unsecured	3	--	3	505	508
Total	$3,986	$4,325	$8,311	$263,575	$271,886

Schedule of analysis performed, the risk category of loans by class of loans
June 30, 2019:

(in thousands)	Pass	Special Mention	Substandard	Doubtful	Not rated

Residential real estate:
One- to four-family	$--	$894	$8,683	$--	$206,489
Multi-family	15,243	--	685	--	--
Construction	3,757	--	--	--	--
Land	852	--	--	--	--
Farm	2,848	--	309	--	--
Nonresidential real estate	28,990	746	683	--	--
Commercial and industrial	1,584	--	491	--	--
Consumer and other:
Loans on deposits	1,415	--	--	--	--
Home equity	8,053	137	24	--	--
Automobile	91	--	--	--	--
Unsecured	446	--	5	--	--
Total	$63,279	$1,777	$10,880	$--	$206,489

June 30, 2018:

(in thousands)	Pass	Special Mention	Substandard	Doubtful	Not rated

Residential real estate:
One- to four-family	$--	$1,093	$10,215	$--	$195,600
Multi-family	14,445	--	668	--	--
Construction	2,919	--	--	--	--
Land	677	--	--	--	--
Farm	1,985	--	310	--	--
Nonresidential real estate	31,700	--	713	--	--
Commercial and industrial	1,910	--	7	--	--
Consumer and other:
Loans on deposits	1,470	--	--	--	--
Home equity	7,603	--	--	--	--
Automobile	63	--	--	--	--
Unsecured	506	--	2	--	--
Total	$63,278	$1,093	$11,915	$--	$195,600

Schedule of allowance for loan losses by portfolio segment
(in thousands)	Beginning balance	Provision for loan losses	Loans charged off	Recoveries	Ending balance

Residential real estate:
One- to four-family	$795	$41	$(190)	$39	$685
Multi-family	225	(25)	--	--	200
Construction	8	(2)	--	--	6
Land	1	--	--	--	1
Farm	6	--	--	--	6
Nonresidential real estate	321	15	--	--	336
Commercial and industrial	3	2	--	--	5
Consumer and other:
Loans on deposits	3	--	--	--	3
Home equity	13	1	--	--	14
Unsecured	1	(21)	--	20	--
Unallocated	200	--	--	--	200
Totals	$1,576	$11	$(190)	$59	$1,456

June 30, 2018:

(in thousands)	Beginning balance	Provision for loan losses	Loans charged off	Recoveries	Ending balance

Residential real estate:
One- to four-family	$773	$164	$(240)	$98	$795
Multi-family	243	(18)	--	--	225
Construction	6	2	--	--	8
Land	4	(3)	--	--	1
Farm	9	(3)	--	--	6
Nonresidential real estate	270	51	--	--	321
Commercial and industrial	6	(3)	--	--	3
Consumer and other:
Loans on deposits	4	(1)	--	--	3
Home equity	17	(4)	--	--	13
Unsecured	1	--	--	--	1
Unallocated	200	--	--	--	200
Totals	$1,533	$185	$(240)	$98	$1,576

Schedule of purchased loans
(in thousands)	2019	2018

Residential real estate:
One- to four-family	$949	$1,138

Schedule of accretable yield, or income expected to be collected
(in thousands)	2019	2018

Balance at beginning of year	$634	$720
Accretion of income	(90)	(86)
Balance at end of year	$544	$634